Angel Oak Mortgage Trust 2024-4 ABS-15G

Exhibit 99.30

Exception Level
Run Date - 3/1/2024
Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
XXX	2024040019	Credit	Credit	Resolved	Resolved	XXX	Guidelines	* Missing Documentation (Lvl R)	The subject loan does not meet the maximum payment shock of XXX. The monthly mortgage payment on the borrower’s XXX at XXX, XXX, XXX per the credit report p.785 and it in unknown if the XXX payment includes XXX. The monthly mortgage payment on the subject new primary home is XXX. The increase in the payment from the previous and subject results in a payment shock of XXX which exceeds the maximum per the XXX Matrix.	XXX Client provided documentation supporting the total PITI of the previous payment reducing the payment shock to XXX which is below the max XXX tolerance.	XXX Issue resolved, client provided documentation verifying the prior payment used in the initial calculation did not include the monthly XXX (XXX) or Taxes (XXX) the inclusion of the additional fees results in a payment shock of XXX max tolerance is XXX.

XXX Remains. An exception was received for the payment shock over the XXX maximum for the program and identified the payment shock as XXX. The actual payment shock is XXX as the payment is going from XXX to XXX. The exception does not cover the actual percentage of increase the borrower will be experiencing. Limited compensating factors were listed. The assets are XXX months in reserves as required by the program, limited high credit usage, the DTI is XXX vs XXX, business bank statements with XXX month and residual of XXX, LTV is XXX vs XXX.	XXX Issue resolved, client provided documentation verifying the prior payment used in the initial calculation did not include the monthly XXX (XXX) or Taxes (XXX) the inclusion of the additional fees results in a payment shock of XXX, max tolerance is XXX.

															XXX Remains. An exception was received for the payment shock over the XXX maximum for the program and identified the payment shock as XXX. The actual payment shock is XXX as the payment is going from XXX to XXX. The exception does not cover the actual percentage of increase the borrower will be experiencing. Limited compensating factors were listed. The assets are XXX months in reserves as required by the program, limited high credit usage, the DTI is XXX vs XXX, business bank statements with XXX month and residual of XXX, LTV is XXX vs XXX.
XXX	2024040553			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Missing Third Party Valuation Product to support the appraisal value with XXX variance.		XXX Post Close AVM received supports origination value.	XXX Resolved	XXX Resolved
XXX	2024040554			Credit	Credit Worthiness	Resolved	Resolved	XXX	Mortgage history for primary residence less than XXX	* Mortgage history for primary residence less than XXX months (Lvl R)	Per the final 1003, the borrower has rented his departure residence for one year paying XXX /month. The loan file does not contain the required XXX month housing payment history.			XXX Verification of rent provided.	XXX Verification of rent provided.
XXX	2024040554	Credit	Credit	Resolved	Resolved	XXX	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl R)	The borrower owns an XXX located at XXX Drive that is currently rented. The loan file contains a mortgage statement (p.184) showing the mortgage is current and XXX included in the payment; however, the mortgage does not report on the credit report. The loan file is missing a payment history for this mortgage. Per the fraud report, this mortgage was obtained XXX The credit report reflects the payment history for the mortgage prior to this one; however, the mortgage history from the current mortgage with XXX Holding, XXX is missing.	XXX

Mortgage for XXX, XXX

Please accept this explanation showing how the mortgage statement documents the on-time mortgage pay history for the XXX  Holding XXX  XXX mortgage XXX.
This mortgage was originated on XXX.  The Fraudguard report documents the start date.

This would mean that the first payment would have been on XXX  which would mean we would need to document the XXX  and XXX  payments have been made prior to our subject loan closing in XXX.
There is a mortgage statement in the file dated XXX  that shows activity from XXX - XXX and confirms a payment of XXX  was paid during that time frame (this would be the XXX  payment). Then there is a “XXX” that shows a total of XXX  has been paid year to date. This would mean that in the prior month between XXX  - XXX  there would have been another XXX  payment made (this would be the XXX  payment).

Please accept this explanation with the mortgage statement as proof the XXX  payments for the XXX  Holding XXX  mortgage were paid on time.

													Thank you,	XXX Resolved. Received mortgage statements from XXX holdings showing the account is due for XXX payment. The loan closed XXX making first payment due XXX. The statement shows XXX payments have been made XXX, for a total of XXX, each payment is XXX monthly and there are no late charges assessed. The last payment was made and received XXX. At the time of the subject closing the loan was current.	XXX Resolved. Received mortgage statements from XXX holdings showing the account is due for XXX payment. The loan closed XXX making first payment due XXX. The statement shows XXX payments have been made XXX, for a total of XXX, each payment is XXX monthly and there are no late charges assessed. The last payment was made and received XXX. At the time of the subject closing the loan was current.
XXX	2024040557			Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Orig.value not supported by Post- Close AVM	* Post-closing AVM does not support value at origination (Lvl R)	New Finding: Post Close AVM returned a value of XXX resulting in a -XXX variance. Desk Review required.		XXX Post fund Desk Review supports value.	XXX Exception resolved.	XXX Exception resolved.
XXX	2024040555			Valuation	Doc Issue	Resolved	Resolved	XXX	Missing flood cert	* Missing flood cert (Lvl R)	The loan file is missing the flood certificate.			XXX Resolved. Received Flood cert for the subject property	XXX Resolved. Received Flood cert for the subject property
XXX	2024040555			Credit	Credit	Resolved	Resolved	XXX	Credit history inadequate/does not meet g/l (ATR)	* Credit history insufficient/does not meet guidelines (ATR) (Lvl R)	The mortgage paid on the final CD is secured to the XXX located at XXX. The mortgage that was paid off on this property was previously modified with the last delinquency being XXX. The credit report does not reflect the modification date and the file does not contain the Modification Agreement to verify it meets the XXX months seasoning requirement.			XXX Resolved. The credit guidelines validate that Forbearance is not considered for mortgage delinquency prior to XXX for up to XXX month consecutive payments made late if they are current with XXX months payments currently made. The mortgage is for a rental property and not the subject. The borrower had issues during COVID with the tenant paying, this resulted in delinquent mortgage payments made in XXX - XXX. Since the time of this delinquency, the payments on this loan were made the last XXX month XXX x XXX and meets guidelines.	XXX Resolved. The credit guidelines validate that Forbearance is not considered for mortgage delinquency prior to XXX for up to XXX month consecutive payments made late if they are current with XXX months payments currently made. The mortgage is for a rental property and not the subject. The borrower had issues during COVID with the tenant paying, this resulted in delinquent mortgage payments made in XXX - XXX. Since the time of this delinquency, the payments on this loan were made the last XXX month XXX XXX and meets guidelines.
XXX	2024040555	Credit	Income	Active	XXX: Acceptable with Warnings	XXX	Missing sufficient employment documentation (ATR)	* Missing sufficient employment documentation (ATR) (Lvl 2)	The loan file is missing the CPA letter to confirm ownership percentage as required by lender guidelines. Audit used XXX per the Articles of Organization showing XXX members (p.262) and the Income Worksheet (p.393); however, the percentage owned by the borrower is not documented.	Borrower has owned home XXX years Subject is cash out transaction, borrwer recevied XXX cash in hand = XXX months reserves.	XXX Issue downgraded to a XXX due to lender using XXX expense ratio. Lender only requires CPA letter if expense ratio below XXX per guidelines.
XXX  Remains. Mention of Articles of Incorporation showing XXX  ownership is listed on response but the loan file does not contain Articles of Incorporation to validate this.
XXX Remains. The Article of Incorporation that was received does not specify borrowers percentage of ownership. there are XXX people; however it only states these XXX people own more than XXX. Establishing ownership is imperative to determine income that can be used for qualification of the transaction.	XXX Issue downgraded to a XXX due to lender using XXX expense ratio. Lender only requires CPA letter if expense ratio below XXX per guidelines.
XXX  Remains. Mention of XXX showing XXX  ownership is listed on response but the loan file does not contain XXX to validate this.
															XXX Remains. The XXX that was received does not specify borrowers percentage of ownership. there are two people; however it only states these XXX people own more than XXX. Establishing ownership is imperative to determine income that can be used for qualification of the transaction.
XXX	2024040556	Valuation	ValuationWaterfall	Resolved	Resolved	XXX	Appraised value not supported. Form Type/CU Score	* Appraised value not supported. Form Type and CU Score (Lvl R)	Guideline XXX Appraisal Review Process requires a secondary appraisal product to support the appraisal value for the transaction when loan amounts are greater than XXX and/or when the LTV is less than XXX. Acceptable review products include enhanced desk reviews, AVM’s, field reviews, XXX Collateral Underwriter (CU) with a score of ≤ XXX or XXX Loan Collateral with rep and warranty relief, and second full appraisals. Subject loan has a loan amount of XXX and an LTV of XXX. Subject loan file does not contain a secondary appraisal product to support the appraisal value.	XXX LTV is below the maximum XXX by XXX.
XXX  Representative credit score exceeds the minimum XXX  credit score by XXX  points.
XXX  mortgage history for (XXX) months.
												DSCR ratio of (XXX) exceeds the minimum requirement of (XXX) by (XXX) points.	XXX Post Close Desk Review received supports origination value.	XXX Resolved	XXX Resolved